Derivatives - Gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (Details) - Not Designated as Hedging Instrument - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (78)	$ (72)	$ (2)
MBS with embedded derivatives | Realized gains on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		(7)	(5)	4
Public company warrants | Realized gains on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		0	0	0
Interest rate swaptions | Realized gains on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		0	0	(2)
Fixed-indexed annuities (embedded derivative) | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	[1]	(211)	(17)	(182)
Equity index call options | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		141	(56)	181
Reinsurance contracts (embedded derivative) | Net investment income
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (1)	$ 6	$ (3)

[1]	The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $17 million in 2016 compared to losses of $28 million in 2015 and gains related to unlocking of actuarial assumptions of $58 million in 2014.